Silver metals delivery agreement (Tables)	9 Months Ended
Sep. 30, 2025
Silver metals delivery agreement
Schedule of contract liability
Nine-month
period ended
September 30,
2025

Net silver contract liability, beginning of period	$18,193
Revaluation of metals contract liability	10,373
Net silver contract liability, end of period	$28,566

Current portion	$6,368
Non-current portion	22,198
$28,566